Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Q3) - USD ($) $ in Thousands	Total	IPO	Private placement	Non-IPO Related Stock Transactions	Common Stock	Common Stock IPO	Common Stock Private placement	Common Stock Non-IPO Related Stock Transactions	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital IPO	Additional Paid-in Capital Private placement	Additional Paid-in Capital Non-IPO Related Stock Transactions	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at beginning of period at Dec. 31, 2019	$ (18,586)				$ 148					$ 63,531				$ 0	$ (80,455)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)					93,349
Exercise of warrants	751				$ 1					750
Exercise of broker warrants (in shares)					572,946
Exercise of stock options (in shares)					194,427
Exercise of stock options	47				$ 1					46
Issuance of common stock upon vesting of restricted stock units and performance stock units (in shares)					13,369
Return of common stock to pay withholding taxes on restricted stock	(36)
Stock-based compensation	4,716									4,716
Foreign currency translation adjustment	(333)													(333)
Net loss	$ (80,107)														(80,107)
Common stock, Ending balance (in shares) at Dec. 31, 2020	15,316,721				15,632,809
Balance at end of period at Dec. 31, 2020	$ (90,449)				$ 156				$ (1,846)	72,136				(333)	(160,562)
Treasury Stock, Ending balance (in shares) at Dec. 31, 2020									(316,088)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of issuance costs (in shares)						5,750,000	1,562,500
Issuance of common stock, net of issuance costs		$ 82,715	$ 24,250			$ 58	$ 16				$ 82,657	$ 24,234
Conversion of convertible preferred stock into common stock upon initial public offering (in shares)					2,234,640
Conversion of convertible preferred stock into common stock upon initial public offering	35,754				$ 22					35,732
Conversion of convertible notes (in shares)						3,636,189		33,978
Conversion of convertible notes		58,179		$ 460		$ 36					58,143		$ 460
Exercise of warrants (in shares)						844,335		107,038
Exercise of warrants		13,509		680		$ 9		$ 1			13,500		679
Exercise of broker warrants (in shares)					47,188
Exercise of stock options (in shares)					155
Exercise of stock options	1									1
Issuance of common stock upon vesting of restricted stock units and performance stock units (in shares)					204,774
Issuance of common stock upon net settlement of restricted stock units and performance stock units	13				$ 2					11
Return of common stock to pay withholding taxes on restricted stock (in shares)									(77,060)
Return of common stock to pay withholding taxes on restricted stock	(1,145)								$ (1,145)
Stock-based compensation	5,117									5,117
Foreign currency translation adjustment	46													46
Net loss	(36,687)														(36,687)
Common stock, Ending balance (in shares) at Mar. 31, 2021					30,053,606
Balance at end of period at Mar. 31, 2021	$ 92,443								$ (2,991)	292,670				(287)	(197,249)
Treasury Stock, Ending balance (in shares) at Mar. 31, 2021									(393,148)
Common Stock, Beginning balance (in shares) at Dec. 31, 2020	15,316,721				15,632,809
Balance at beginning of period at Dec. 31, 2020	$ (90,449)				$ 156				$ (1,846)	72,136				(333)	(160,562)
Treasury Stock, Beginning balance (in shares) at Dec. 31, 2020									(316,088)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	260
Net loss	(69,463)
Common stock, Ending balance (in shares) at Sep. 30, 2021					30,414,038
Balance at end of period at Sep. 30, 2021	$ 64,514				$ 304				$ (4,210)	298,518				(73)	(230,025)
Treasury Stock, Ending balance (in shares) at Sep. 30, 2021									(480,943)
Common Stock, Beginning balance (in shares) at Dec. 31, 2020	15,316,721				15,632,809
Balance at beginning of period at Dec. 31, 2020	$ (90,449)				$ 156				$ (1,846)	72,136				(333)	(160,562)
Treasury Stock, Beginning balance (in shares) at Dec. 31, 2020									(316,088)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of issuance costs (in shares)						5,750,000	1,562,500
Issuance of common stock, net of issuance costs		82,715	$ 24,250			$ 58	$ 16				82,657	$ 24,234
Conversion of convertible preferred stock into common stock upon initial public offering (in shares)					2,234,640
Conversion of convertible preferred stock into common stock upon initial public offering	35,754				$ 22					35,732
Conversion of convertible notes (in shares)						3,636,189		33,978
Conversion of convertible notes		58,179		460		$ 36					58,143		460
Fractional shares paid out related to the forward stock split	$ (10)									(10)
Exercise of warrants (in shares)						844,335		130,529
Exercise of warrants		$ 13,509		861		$ 9		$ 2			$ 13,500		859
Exercise of broker warrants (in shares)					47,188
Exercise of stock options (in shares)	152,939				152,939
Exercise of stock options	$ 980				$ 1					979
Issuance of common stock upon vesting of restricted stock units and performance stock units (in shares)					414,896
Issuance of common stock upon net settlement of restricted stock units and performance stock units	18				$ 4					14
Return of common stock to pay withholding taxes on restricted stock	(2,458)									(94)
Stock-based compensation	12,041									12,041
Foreign currency translation adjustment	230													230
Net loss	$ (54,573)														(54,573)
Common stock, Ending balance (in shares) at Dec. 31, 2021	29,959,060				29,959,060
Balance at end of period at Dec. 31, 2021	$ 81,507				$ 300				$ 0	296,445				(103)	(215,135)
Treasury Stock, Ending balance (in shares) at Dec. 31, 2021									0
Common Stock, Beginning balance (in shares) at Mar. 31, 2021					30,053,606
Balance at beginning of period at Mar. 31, 2021	92,443								$ (2,991)	292,670				(287)	(197,249)
Treasury Stock, Beginning balance (in shares) at Mar. 31, 2021									(393,148)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fractional shares paid out related to the forward stock split	(10)									(10)
Exercise of warrants (in shares)								22,714
Exercise of warrants				176				$ 1					175
Exercise of stock options (in shares)					8,495
Exercise of stock options	79									79
Repurchase of common stock (in shares)									(87,795)
Repurchase of common stock	(1,219)								$ (1,219)
Issuance of common stock upon vesting of restricted stock units and performance stock units (in shares)					193,715
Issuance of common stock upon net settlement of restricted stock units and performance stock units	6				$ 2					4
Stock-based compensation	2,718									2,718
Foreign currency translation adjustment	68													68
Net loss	(17,072)														(17,072)
Common stock, Ending balance (in shares) at Jun. 30, 2021					30,278,530
Balance at end of period at Jun. 30, 2021	77,189				$ 303				$ (4,210)	295,636				(219)	(214,321)
Treasury Stock, Ending balance (in shares) at Jun. 30, 2021									(480,943)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)								777
Exercise of warrants				$ 5									$ 5
Exercise of stock options (in shares)					126,528
Exercise of stock options	786				$ 1					785
Issuance of common stock upon vesting of restricted stock units and performance stock units (in shares)					8,203
Issuance of common stock upon net settlement of restricted stock units and performance stock units	2									2
Return of common stock to pay withholding taxes on restricted stock	(94)									(94)
Stock-based compensation	2,184									2,184
Foreign currency translation adjustment	146													146
Net loss	(15,704)														(15,704)
Common stock, Ending balance (in shares) at Sep. 30, 2021					30,414,038
Balance at end of period at Sep. 30, 2021	$ 64,514				$ 304				$ (4,210)	298,518				(73)	(230,025)
Treasury Stock, Ending balance (in shares) at Sep. 30, 2021									(480,943)
Common Stock, Beginning balance (in shares) at Dec. 31, 2021	29,959,060				29,959,060
Balance at beginning of period at Dec. 31, 2021	$ 81,507				$ 300				$ 0	296,445				(103)	(215,135)
Treasury Stock, Beginning balance (in shares) at Dec. 31, 2021									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon vesting of restricted stock units and performance stock units (in shares)					365
Stock-based compensation	31									31
Foreign currency translation adjustment	(96)													(96)
Net loss	(14,240)														(14,240)
Common stock, Ending balance (in shares) at Mar. 31, 2022					29,959,425
Balance at end of period at Mar. 31, 2022	$ 67,202				$ 300				$ 0	296,476				(199)	(229,375)
Treasury Stock, Ending balance (in shares) at Mar. 31, 2022									0
Common Stock, Beginning balance (in shares) at Dec. 31, 2021	29,959,060				29,959,060
Balance at beginning of period at Dec. 31, 2021	$ 81,507				$ 300				$ 0	296,445				(103)	(215,135)
Treasury Stock, Beginning balance (in shares) at Dec. 31, 2021									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	405
Net loss	$ (32,367)
Common stock, Ending balance (in shares) at Sep. 30, 2022	30,113,582				30,113,582
Balance at end of period at Sep. 30, 2022	$ 50,210				$ 301				$ 0	297,109				302	(247,502)
Treasury Stock, Ending balance (in shares) at Sep. 30, 2022									0
Common Stock, Beginning balance (in shares) at Mar. 31, 2022					29,959,425
Balance at beginning of period at Mar. 31, 2022	67,202				$ 300				$ 0	296,476				(199)	(229,375)
Treasury Stock, Beginning balance (in shares) at Mar. 31, 2022									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon vesting of restricted stock units and performance stock units (in shares)					93,119
Issuance of common stock upon net settlement of restricted stock units and performance stock units	1				$ 1
Stock-based compensation	1,399									1,399
Foreign currency translation adjustment	297													297
Net loss	(9,139)														(9,139)
Common stock, Ending balance (in shares) at Jun. 30, 2022					30,052,544
Balance at end of period at Jun. 30, 2022	59,760				$ 301				$ 0	297,875				98	(238,514)
Treasury Stock, Ending balance (in shares) at Jun. 30, 2022									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon vesting of restricted stock units and performance stock units (in shares)					61,038
Issuance of common stock upon net settlement of restricted stock units and performance stock units	(3)									(3)
Stock-based compensation	(763)									(763)
Foreign currency translation adjustment	204													204
Net loss	$ (8,988)														(8,988)
Common stock, Ending balance (in shares) at Sep. 30, 2022	30,113,582				30,113,582
Balance at end of period at Sep. 30, 2022	$ 50,210				$ 301				$ 0	$ 297,109				$ 302	$ (247,502)
Treasury Stock, Ending balance (in shares) at Sep. 30, 2022									0